Other Changes in Plan Assets and Benefit Obligations of NTT CDBP Regarding DOCOMO Employees Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Prior service cost arising during period	¥ (5,235)		¥ 122
Actuarial (gains) losses arising during period, net	18,585	(9,172)	(4,209)
Amortization of prior service cost	(2,270)	(2,271)	(2,275)
Amortization of actuarial gains and losses	(3,058)	(2,812)	(2,713)
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Prior service cost arising during period	(5,235)
Actuarial (gains) losses arising during period, net	(3,888)	4,928	2,154
Amortization of prior service cost	618	356	357
Amortization of actuarial gains and losses	(1,288)	(1,077)	(1,024)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ (9,793)	¥ 4,207	¥ 1,487